Taxation - Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax expense [Abstract]
Current income tax	$ 468,920	$ 317,893	$ 272,070
Deferred tax	(193,361)	(94,551)	(140,553)
Withholding tax expense	45,609	39,338	36,878
Income tax expense	$ 321,168	$ 262,680	$ 168,395